Consolidated Supplemental Pro Forma Information (Detail) - Getrag Group Of Companies [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Sales	$ 34,150
Net income attributable to Magna International Inc.	$ 1,992